CONSOLIDATED STATEMENTS OF OPERATIONS (FY) - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023		Jun. 30, 2023	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net revenues	$ 44,389,000	$ 46,687,000	$ 48,423,000	$ 46,416,000	[1]	$ 94,839,000		$ 141,526,000	$ 187,993,000	$ 215,531,000	$ 193,146,000
Costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	2,302,000			3,494,000	[1]				12,527,000	15,407,000	7,938,000
Sales and marketing	9,634,000			12,060,000	[1]				47,073,000	82,624,000	56,119,000
Product development	9,229,000			10,934,000	[1]				36,001,000	50,520,000	35,395,000
General and administrative	16,526,000	18,151,000	16,779,000	20,909,000	[1]	37,688,000		55,839,000	74,313,000	120,787,000	95,075,000
Depreciation and amortization	2,937,000			3,167,000	[2]				12,133,000	11,498,000	4,425,000
Asset impairment charges	0			0					24,403,000	4,317,000	2,372,000
Total costs and expenses	40,628,000	$ 52,235,000	$ 44,640,000	50,564,000	[1]	$ 95,204,000		$ 147,439,000	206,450,000	285,153,000	201,324,000
Operating income (loss)	3,761,000			(4,148,000)	[1]				(18,457,000)	(69,622,000)	(8,178,000)
Other income (expenses), net
Change in fair value of warrant liability	(850,000)			725,000	[1],[2]		$ 166,500,000		1,505,000	25,370,000	166,518,000
Change in tax receivable agreement liability	(543,000)			(100,000)	[1],[2]				(1,256,000)	142,352,000	0
Other income (expense)	(400,000)			(446,000)	[1]				2,574,000	(1,674,000)	(6,723,000)
Income (loss) before income taxes	1,968,000			(3,969,000)	[1]				(15,634,000)	96,426,000	151,617,000
Provision for (benefit from) income taxes	9,000			0	[1]				93,000	179,077,000	(601,000)
Net income (loss)	1,959,000			(3,969,000)	[1],[2]				(15,727,000)	(82,651,000)	152,218,000
Net income (loss) attributable to noncontrolling interests	719,000			(1,494,000)	[1]				(5,829,000)	33,338,000	91,835,000
Net income (loss) attributable to WM Technology, Inc.	$ 1,240,000			$ (2,475,000)	[1]		$ 137,100,000		$ (9,898,000)	$ (115,989,000)	$ 60,383,000
Class A Common Stock:
Weighted average basic shares outstanding - Class A (in shares)	94,704,164			92,323,757					93,244,911	85,027,120	65,013,517
Weighted average diluted shares outstanding - Class A (in shares)									93,244,911	85,027,120	66,813,417
Class A Common Stock
Class A Common Stock:
Basic income (loss) per share - Class A (in dollars per share)	$ 0.01			$ (0.03)	[1]				$ (0.11)	$ (1.36)	$ 0.93
Diluted income (loss) per share - Class A (in dollars per share)	$ 0.01			$ (0.03)	[1]				$ (0.11)	$ (1.36)	$ (0.18)
Class A Common Stock:
Weighted average basic shares outstanding - Class A (in shares)	94,704,164			92,323,757	[1]				93,244,911	85,027,120	65,013,517
Weighted average diluted shares outstanding - Class A (in shares)	96,023,352			92,323,757	[1]				93,244,911	85,027,120	66,813,417

[1]	For the three months ended March 31, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the three months ended March 31, 2023, provision (benefit) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.